Investment Risks	Sep. 28, 2026
Adaptive Alpha Opportunities ETF | Common Stock Risk [Member]
Prospectus [Line Items]
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Common Stock Risk. Investments in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Adaptive Alpha Opportunities ETF | Control of Portfolio Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund. The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Adaptive Alpha Opportunities ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
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Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Adaptive Alpha Opportunities ETF | Fixed Income Risk [Member]
Prospectus [Line Items]
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Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Adaptive Alpha Opportunities ETF | ETF Investing Risk [Member]
Prospectus [Line Items]
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ETF Investing Risk. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of the ETFs in its portfolio.

Adaptive Alpha Opportunities ETF | Inverse ETF Risk [Member]
Prospectus [Line Items]
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Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Adaptive Alpha Opportunities ETF | Managed Volatility Risk [Member]
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Managed Volatility Risk. Techniques used by the Advisor to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

Adaptive Alpha Opportunities ETF | Fund Investing Risk [Member]
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Fund Investing Risk. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

Adaptive Alpha Opportunities ETF | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
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Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Adaptive Alpha Opportunities ETF | Risks from Selling or Writing Options [Member]
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Risks from Selling or Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option.

Adaptive Alpha Opportunities ETF | Risks from Purchasing Options [Member]
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Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Adaptive Alpha Opportunities ETF | Counterparty Credit Risk [Member]
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Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Adaptive Alpha Opportunities ETF | Foreign Securities and Emerging Markets Risk [Member]
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Foreign Securities and Emerging Markets Risk. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, there may be greater market manipulation, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.

Adaptive Alpha Opportunities ETF | Investment Advisor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Advisor Risk. The portfolio manager’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.
Adaptive Alpha Opportunities ETF | Management Risk [Member]
Prospectus [Line Items]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The Sub-Advisor’s decisions relating to the Fund’s duration will also affect the Fund’s yield, and in unusual circumstances will affect its share price. To the extent that the Sub-Advisor anticipates interest rates imprecisely, the Fund’s yield at times could lag those of other similarly managed funds.

Adaptive Alpha Opportunities ETF | Large-Cap Securities Risk [Member]
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Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Adaptive Alpha Opportunities ETF | Market Risk [Member]
Prospectus [Line Items]
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Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Adaptive Alpha Opportunities ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
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Portfolio Turnover Risk. The portfolio manager will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Adaptive Alpha Opportunities ETF | Quantitative Model Risk [Member]
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Quantitative Model Risk. Portfolio Funds or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Adaptive Alpha Opportunities ETF | Small-Cap and Mid-Cap Securities Risk [Member]
Prospectus [Line Items]
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Small-Cap and Mid-Cap Securities Risk. Investments in securities of small-cap and mid-cap companies involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Portfolio Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Adaptive Alpha Opportunities ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Adaptive Alpha Opportunities ETF | Investment Risk [Member]
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Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Adaptive Alpha Opportunities ETF | Authorized Participant Risk [Member]
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Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Adaptive Alpha Opportunities ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
Adaptive Alpha Opportunities ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Adaptive Alpha Opportunities ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares. Any absence of an active trading market, in turn, lead to a heightened risk of a difference between the market price of the Fund’s shares and the value of the shares, which would be reflected in a wider bid-ask spread.

Adaptive Alpha Opportunities ETF | Cash purchases [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the NAV if not fully offset by transaction fees paid by the APs.

Adaptive Alpha Opportunities ETF | Market Price Variance Risk [Member]
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Risk [Text Block]
○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV and the bid-ask spread could widen.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	The market price for the Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Adaptive Alpha Opportunities ETF | Early Close/Trading Halt Risk [Member]
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Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Adaptive Alpha Opportunities ETF | Changes in Trade Negotiations Risk [Member]
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Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Adaptive Alpha Opportunities ETF | Highly Volatile Markets Risk [Member]
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Risk [Text Block]

Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Adaptive Alpha Opportunities ETF | Legislation and Regulatory Risk [Member]
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Risk [Text Block]

Legislation and Regulatory Risk. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

Adaptive Alpha Opportunities ETF | Market Disruptions Risk [Member]
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Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Adaptive Alpha Opportunities ETF | U.S. Debt Ceiling and Budget Deficit Risks [Member]
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Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Adaptive Alpha Opportunities ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of your money is a principal risk of investing in the Fund.
Adaptive Alpha Opportunities ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Adaptive Hedged Multi-Asset Income ETF | Control of Portfolio Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund. The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Adaptive Hedged Multi-Asset Income ETF | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Adaptive Hedged Multi-Asset Income ETF | ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Investing Risk. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of ETFs in the Fund’s portfolio.

Adaptive Hedged Multi-Asset Income ETF | Inverse ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Adaptive Hedged Multi-Asset Income ETF | Managed Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Managed Volatility Risk. Techniques used by the Advisor to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

Adaptive Hedged Multi-Asset Income ETF | Fund Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund Investing Risk. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor’s ability to select Portfolio Funds and effectively allocate fund assets among them.

Adaptive Hedged Multi-Asset Income ETF | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Adaptive Hedged Multi-Asset Income ETF | Risks from Selling or Writing Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks from Selling or Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option.

Adaptive Hedged Multi-Asset Income ETF | Risks from Purchasing Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Adaptive Hedged Multi-Asset Income ETF | Counterparty Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Adaptive Hedged Multi-Asset Income ETF | Foreign Securities and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Emerging Markets Risk. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, there may be greater market manipulation, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.

Adaptive Hedged Multi-Asset Income ETF | Investment Advisor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.
Adaptive Hedged Multi-Asset Income ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Adaptive Hedged Multi-Asset Income ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund or Portfolio Funds may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Adaptive Hedged Multi-Asset Income ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The portfolio manager will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Adaptive Hedged Multi-Asset Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Adaptive Hedged Multi-Asset Income ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Adaptive Hedged Multi-Asset Income ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Adaptive Hedged Multi-Asset Income ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
Adaptive Hedged Multi-Asset Income ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset Value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Adaptive Hedged Multi-Asset Income ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares. Any absence of an active trading market, in turn, lead to a heightened risk of a difference between the market price of the Shares and the value of the Shares, which would be reflected in a wider bid-ask spread.

Adaptive Hedged Multi-Asset Income ETF | Cash purchases [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the NAV if not fully offset by transaction fees paid by the APs.

Adaptive Hedged Multi-Asset Income ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV, and the bid-ask spread could widen.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	The market price for the Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Adaptive Hedged Multi-Asset Income ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Adaptive Hedged Multi-Asset Income ETF | Changes in Trade Negotiations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Adaptive Hedged Multi-Asset Income ETF | Highly Volatile Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Adaptive Hedged Multi-Asset Income ETF | Legislation and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Legislation and Regulatory Risk. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

Adaptive Hedged Multi-Asset Income ETF | Market Disruptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Adaptive Hedged Multi-Asset Income ETF | U.S. Debt Ceiling and Budget Deficit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Adaptive Hedged Multi-Asset Income ETF | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed Securities Risk. Mortgage-backed securities risk refers to the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage-backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. These risks may be heightened for the below investment grade mortgage-backed securities in the Fund’s or a Portfolio Fund’s portfolio. The liquidity of mortgage-backed securities can change significantly over time.

Adaptive Hedged Multi-Asset Income ETF | Asset-Backed Securities Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Asset-Backed Securities Investment Risk. Asset-backed securities risk is the risk that borrowers may default on the obligations that underlie the asset-backed security and that, during periods of falling interest rates, asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate, and the risk that the impairment of the value of the collateral underlying a security in which the Fund invests (due, for example, to non-payment of loans) will result in a reduction in the value of the security.

Adaptive Hedged Multi-Asset Income ETF | Rating Agencies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rating Agencies Risk. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Adaptive Hedged Multi-Asset Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Liquidity risk exists when particular investments would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Adaptive Hedged Multi-Asset Income ETF | ETN Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETN Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect.  ETNs also are subject to issuer and fixed-income risk.

Adaptive Hedged Multi-Asset Income ETF | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. The Fund and Portfolio Funds may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Adaptive Hedged Multi-Asset Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. Credit risk refers to the risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social, or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due. The values of lower-quality debt securities (commonly known as “junk bonds”) tend to be particularly sensitive to these changes.

Adaptive Hedged Multi-Asset Income ETF | High-Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High-Yield Risk. The Fund and Portfolio Funds may invest in junk securities, including securities of issuers in default, below investment grade mortgage-backed securities and asset-backed securities, and other fixed income securities that are rated below investment grade. Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher-grade securities. The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices. Additionally, these instruments are unsecured and may be subordinated to other creditor’s claims.

Adaptive Hedged Multi-Asset Income ETF | Leveraged and Inverse ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged and Inverse ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses.  Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Adaptive Hedged Multi-Asset Income ETF | Hedging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Hedging Risk. Techniques used by Advisor to hedge the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the hedging techniques in a timely manner.

Adaptive Hedged Multi-Asset Income ETF | Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.

Adaptive Hedged Multi-Asset Income ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Adaptive Hedged Multi-Asset Income ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Fixed income securities are subject to inflation risk. Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund’s portfolio.

Adaptive Hedged Multi-Asset Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Interest rates may rise resulting in a decrease in the value of fixed income securities or may fall resulting in an increase in the value of such securities. Fixed income securities with longer maturities involve greater risk than those with shorter maturities.

Adaptive Hedged Multi-Asset Income ETF | Convertible Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk. Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund or a Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

Adaptive Hedged Multi-Asset Income ETF | Corporate Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Corporate Debt Securities Risk. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Adaptive Hedged Multi-Asset Income ETF | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

Adaptive Hedged Multi-Asset Income ETF | Quantitative Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Quantitative Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Adaptive Hedged Multi-Asset Income ETF | LIBOR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LIBOR Risk. Certain of the Fund’s or Portfolio Funds’ investments may use a floating rate based on the London Interbank Offered Rate (“LIBOR”), which is the offered rate for short-term Eurodollar deposits between major international banks. As of December 31, 2021, the United Kingdom Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration, have ceased the publication of all non-U.S. dollar LIBOR and the one-week and two-month U.S. dollar LIBOR rates, but the most widely used U.S. dollar LIBOR settings will continue to be published until June 30, 2023. Further, on March 15, 2022, the Consolidated Appropriations Act of 2022, which includes the Adjustable Interest Rate (LIBOR) Act, was signed into law in the United States. This legislation establishes a uniform benchmark replacement process for financial contracts that mature after June 30, 2023 that do not contain clearly defined or practicable fallback provisions.

The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (referred to as “SOFR”), which is their preferred alternative rate for U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Markets are in the process of developing in response to these new rates. Although financial regulators and industry working groups have suggested alternative reference rates, such as the European Interbank Offer Rate, the Sterling Overnight Interbank Average Rate and SOFR, there has been no global consensus as to an alternative rate and the process for amending existing contracts or instruments to transition away from LIBOR remains incomplete.

Certain of the Fund’s or Portfolio Funds’ investments may be based on floating rates, such as LIBOR. LIBOR, or the London Interbank Offered Rate, is a benchmark that dictates daily interest rates on loans and financial instruments globally. Plans are underway to phase out the use of LIBOR by the end of 2021, which indicates the continuation of LIBOR and other reference rates on the current basis cannot and will not be guaranteed after 2021. Any replacement rate chosen may be less favorable than the current rates. Until the announcement of the replacement rate, the Fund may continue borrow under the Credit Facilities at rates that reference LIBOR and invest in Underlying Funds that may hold underlying assets referencing LIBOR or otherwise use LIBOR. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund’s investments and/or the Fund’s Credit Facilities cannot yet be determined.

Adaptive Hedged Multi-Asset Income ETF | Preferred Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Preferred Equity Risk.  Preferred equity’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred equity may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred equity tends to vary more with fluctuations in the underlying common equity and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred equity may suffer a loss of value if dividends are not paid and have limited voting rights.

Adaptive Hedged Multi-Asset Income ETF | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Adaptive Hedged Multi-Asset Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of your money is a principal risk of investing in the Fund.
Adaptive Hedged Multi-Asset Income ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
RH Tactical Outlook ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Investments by the Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

RH Tactical Outlook ETF | Control of Portfolio Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund. The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

RH Tactical Outlook ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

RH Tactical Outlook ETF | Fixed Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Risk. The value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

RH Tactical Outlook ETF | ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Investing Risk. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of ETFs in the Fund’s portfolio.

RH Tactical Outlook ETF | Inverse ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inverse ETF Risk. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

RH Tactical Outlook ETF | Managed Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Managed Volatility Risk. Techniques used by the Advisor to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

RH Tactical Outlook ETF | Fund Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund Investing Risk. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

RH Tactical Outlook ETF | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

RH Tactical Outlook ETF | Risks from Selling or Writing Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks from Selling or Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option.

RH Tactical Outlook ETF | Risks from Purchasing Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

RH Tactical Outlook ETF | Counterparty Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

RH Tactical Outlook ETF | Foreign Securities and Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities and Emerging Markets Risk. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, there may be greater market manipulation, and securities markets that trade a small number of issues which could reduce liquidity. There is also less publicly available information on emerging market companies due to differences in regulation, accounting, auditing, and financial recordkeeping requirements, and the information available may be unreliable or outdated.

RH Tactical Outlook ETF | Investment Advisor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.
RH Tactical Outlook ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

RH Tactical Outlook ETF | Large-Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

RH Tactical Outlook ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

RH Tactical Outlook ETF | Small-Cap and Mid-Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Small-Cap and Mid-Cap Securities Risk. The Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

RH Tactical Outlook ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

RH Tactical Outlook ETF | Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

RH Tactical Outlook ETF | Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

RH Tactical Outlook ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
RH Tactical Outlook ETF | Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

RH Tactical Outlook ETF | Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares. Any absence of an active trading market, in turn, lead to a heightened risk of a difference between the market price of the Shares and the value of the Shares, which would be reflected in a wider bid-ask spread.

RH Tactical Outlook ETF | Cash purchases [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the NAV if not fully offset by transaction fees paid by the APs.

RH Tactical Outlook ETF | Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV, and the bid-ask spread could widen.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	The market price for the Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the Fund’s net asset value, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

RH Tactical Outlook ETF | Early Close/Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

RH Tactical Outlook ETF | Changes in Trade Negotiations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

RH Tactical Outlook ETF | Legislation and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Legislation and Regulatory Risk. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

RH Tactical Outlook ETF | Market Disruptions Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

RH Tactical Outlook ETF | U.S. Debt Ceiling and Budget Deficit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

RH Tactical Outlook ETF | Commodities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Commodities Risk. The Fund and Portfolio Funds may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities. The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs. The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

RH Tactical Outlook ETF | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

REIT Risk. Investing in REITs involves certain unique risks in addition to those associated with the real estate sector generally, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code of 1986, as amended, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow. REITs whose underlying properties are concentrated in a particular industry or region are also subject to risks affecting such industries and regions. REITs (especially mortgage REITs) are also subject to interest rate risks. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to Fund expenses.

RH Tactical Outlook ETF | Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Focus Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

RH Tactical Outlook ETF | Financial [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Financial. Companies in this sector are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings.

RH Tactical Outlook ETF | Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

RH Tactical Outlook ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of your money is a principal risk of investing in the Fund.
RH Tactical Outlook ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Adaptive Tactical Rotation ETF | Common Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Common Stock Risk. Investments by the Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Portfolio Fund to potential losses. During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Portfolio Fund.

Adaptive Tactical Rotation ETF | Control of Portfolio Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Control of Portfolio Funds Risk. The Portfolio Funds each have their own unique investment objective, strategies, and risks. There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds. The investment policies of the Portfolio Funds may differ from the Fund’s policies.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund. The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Adaptive Tactical Rotation ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. Investments by the Portfolio Funds in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.

Adaptive Tactical Rotation ETF | ETF Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Investing Risk. The Fund’s investment in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of the ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of ETFs in the Fund’s portfolio.

Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund’s investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund. The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time. The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Adaptive Tactical Rotation ETF | Managed Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Managed Volatility Risk. Techniques used by the Advisor to manage the volatility of the Fund’s investments carry the risks that such techniques may not protect against market declines. The techniques may also limit the Fund’s participation in market gains, particularly during periods where market values are increasing but market volatility is high. Further, such techniques may increase portfolio transaction costs, which could result in losses or reduced gains. They also may not be successful as the techniques are subject to the Advisor’s ability to correctly analyze and implement the volatility management techniques in a timely manner.

Adaptive Tactical Rotation ETF | Fund Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fund Investing Risk. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund’s direct fees and expenses. The Fund’s performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate fund assets among them.

Adaptive Tactical Rotation ETF | Cash and Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Adaptive Tactical Rotation ETF | Risks from Selling or Writing Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks from Selling or Writing Options. Writing option contracts can result in losses that exceed the Fund’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the security. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option. Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value or in the case of cash settled options, the Fund would be required to purchase the option at a price that is higher than the original sales price for such option.

Adaptive Tactical Rotation ETF | Risks from Purchasing Options [Member]
Prospectus [Line Items]
Risk [Text Block]

Risks from Purchasing Options. If a call or put option purchased by the Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the Fund will lose its entire investment in the option. Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the Advisor’s success in implementing the Fund’s strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the Fund seeks to close out an option position. Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Adaptive Tactical Rotation ETF | Counterparty Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Credit Risk. The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Adaptive Tactical Rotation ETF | Investment Advisor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment Advisor Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.
Adaptive Tactical Rotation ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Adaptive Tactical Rotation ETF | Large-Cap Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Adaptive Tactical Rotation ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The Fund’s performance per share will change daily in response to such factors.

Adaptive Tactical Rotation ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Advisor will sell Portfolio Funds and other securities when it is in the best interest of the Fund and its shareholders to do so without regard to the length of time they have been held. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Adaptive Tactical Rotation ETF | Small-Cap and Mid-Cap Securities Risk [Member]
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Small-Cap and Mid-Cap Securities Risk. The Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Portfolio Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Adaptive Tactical Rotation ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the Fund, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Fund and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

Adaptive Tactical Rotation ETF | Investment Risk [Member]
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Investment Risk. An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your Shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the Fund’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the Fund or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the Fund’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, including volatility as a result of the ongoing conflicts between Russia and Ukraine and Israel and Hamas and the rapidly evolving measures in response, may have adverse spill-over effects into the global financial markets generally.

Adaptive Tactical Rotation ETF | Authorized Participant Risk [Member]
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Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Adaptive Tactical Rotation ETF | ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:
Adaptive Tactical Rotation ETF | Not Individually Redeemable [Member]
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○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at net asset value (“NAV”) only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Adaptive Tactical Rotation ETF | Trading Issues [Member]
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○	Trading Issues. An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Shares. Any absence of an active trading market, in turn, lead to a heightened risk of a difference between the market price of the Shares and the value of the Shares, which would be reflected in a wider bid-ask spread.

Adaptive Tactical Rotation ETF | Cash purchases [Member]
Prospectus [Line Items]
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○	Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the NAV if not fully offset by transaction fees paid by the APs.

Adaptive Tactical Rotation ETF | Market Price Variance Risk [Member]
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○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. A bid-ask spread is the difference between the price quoted in the market for an immediate sale (bid) and an immediate purchase (ask) of the ETF’s shares. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV, and the bid-ask spread could widen.

■	In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	To the extent authorized participants exit the business or are unable to process creations or redemptions and no other AP can step in to do so, there may be a significantly reduced trading market in the Shares, which can lead to differences between the market value of Shares and the NAV, and the bid-ask spread could widen.

■	The market price for the Shares may deviate from the NAV, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Shares than the NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and the NAV, and the bid-ask spread could widen.

Adaptive Tactical Rotation ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Adaptive Tactical Rotation ETF | Changes in Trade Negotiations Risk [Member]
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Changes in Trade Negotiations Risk. In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto. Tariffs on imported goods could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies and adversely affect the revenues and profitability of portfolio companies whose businesses rely on goods imported from such impacted jurisdictions.

Adaptive Tactical Rotation ETF | Highly Volatile Markets Risk [Member]
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Highly Volatile Markets Risk. The prices of instruments in which the Fund may invest are influenced by numerous factors, including interest rates, currency rates, default rates, governmental policies and political and economic events (both domestic and global). Moreover, political or economic crises, or other events may occur that can be highly disruptive to the markets in which the Fund may invest. In addition, governments from time to time intervene (directly and by regulation), which intervention may adversely affect the performance of the Fund and its investment activities. The Fund is also subject to the risk of a temporary or permanent failure of the exchanges and other markets on which its investments may trade. Sustained market turmoil and periods of heightened market volatility make it more difficult to produce positive trading results, and there can be no assurance that the Fund’s strategies will be successful in such markets.

Adaptive Tactical Rotation ETF | Legislation and Regulatory Risk [Member]
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Legislation and Regulatory Risk. New or amended regulations may be imposed by the Commodity Futures Trading Commission (the “CFTC”), the SEC, the Federal Reserve, the European Union (the “EU”) or other financial regulators, other governmental or intergovernmental regulatory authorities or self-regulatory organizations that supervise the financial markets, and could adversely affect the Fund. In particular, the CFTC and the SEC are empowered to promulgate a variety of new rules pursuant to recently enacted financial reform legislation in the United States. The Fund also may be adversely affected by changes in the enforcement or interpretation of statutes and rules by these regulatory authorities or self-regulatory organizations.

Adaptive Tactical Rotation ETF | Market Disruptions Risk [Member]
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Market Disruptions Risk. The Fund may incur major losses in the event of market disruptions and other extraordinary events in which historical pricing relationships become materially distorted. The risk of loss from pricing distortions is compounded by the fact that in disrupted markets many positions become illiquid, making it difficult or impossible to close out positions against which the markets are moving. Market disruptions caused by unexpected political, military and terrorist events may from time to time cause dramatic losses for the Fund and such events can result in otherwise historically low-risk strategies performing with unprecedented volatility and risk.

Adaptive Tactical Rotation ETF | U.S. Debt Ceiling and Budget Deficit Risks [Member]
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U.S. Debt Ceiling and Budget Deficit Risks. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit-rating downgrades and economic slowdowns, or a recession in the United States. Although U.S. lawmakers have historically passed legislation to raise the federal debt ceiling on multiple occasions, ratings agencies have lowered or threatened to lower the long-term sovereign credit rating on the United States. In August 2023, Fitch Ratings Inc., downgraded the U.S. credit rating to AA+ from AAA, citing fiscal deterioration over the next three years and close encounters with default due to ongoing political dysfunction. The impact of a U.S. default on its obligations or any further downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time. Continued adverse political and economic conditions could have a material adverse effect on the Fund’s business, financial condition and results of operations.

Adaptive Tactical Rotation ETF | ETN Risk [Member]
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ETN Risk. Similar to ETFs, owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Adaptive Tactical Rotation ETF | Leveraged and Inverse ETF Risk [Member]
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Leveraged and Inverse ETF Risk. Investing in leveraged ETFs will amplify the Fund’s gains and losses. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time. Investments in inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. During periods of increased volatility, inverse ETFs may not perform in the manner they are designed.

Adaptive Tactical Rotation ETF | Convertible Securities Risk [Member]
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Convertible Securities Risk. Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund or a Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.

Adaptive Tactical Rotation ETF | Quantitative Risk [Member]
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Quantitative Risk. Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Adaptive Tactical Rotation ETF | Preferred Equity Risk [Member]
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Preferred Equity Risk.  Preferred equity’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred equity may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred equity tends to vary more with fluctuations in the underlying common equity and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred equity may suffer a loss of value if dividends are not paid and have limited voting rights.

Adaptive Tactical Rotation ETF | Sector Focus Risk [Member]
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Sector Focus Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:

Adaptive Tactical Rotation ETF | Financial [Member]
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●	Financial. Companies in this sector are subject to risks including extensive governmental regulation; decreased profits resulting from changes in interest rates and loan losses, which usually increase in economic downturns; severe price competition; and increased inter-industry consolidation and competition; all of which may adversely affect the value of those holdings.

Adaptive Tactical Rotation ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	The loss of your money is a principal risk of investing in the Fund.
Adaptive Tactical Rotation ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation or any other government agency.